Accounts payable and accrued liabilities - Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Product Liability Contingency [Line Items]
Gain recognized	$ 3,317	$ 0	$ 0
HPDI Technology Development
Product Liability Contingency [Line Items]
Residual balance of government contributions		$ 3,883
Payments for royalties	566
Gain recognized	$ 3,317